WARRANT (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 07, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 USD ($) Y $ / shares shares	Jun. 30, 2020 USD ($) shares
Warrant [Abstract]
Weighted-average expected life (in years) | Y			6
Average volatility			31.80%
Expected average dividend yield			0.00%
Average risk-free rate for options granted			1.20%
Estimated fair value of common shares in share-based payment arrangement | $ / shares			$ 19.52
Warrants cancelled or expired (in shares)			0	0
Number of warrants vested during period			502,205	288,748
Fair value of warrant liability | $			$ 13,600	$ 3,900
Warrant asset noncurrent and current | $			2,100
Warrant asset | $			1,420	2,611
Revenue reduction due to amortization of warrant asset | $			$ 800	$ 700
Series B and C Convertible Stock [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)	1,443,740
Warrant vesting period			7 years 6 months
Exercise price of warrants (in dollars per share) | $ / shares	$ 9.42
Common Shares [Member]
Warrant [Abstract]
Number of shares converted	1,674,017		14,119,384
Amazon [Member]
Warrant [Abstract]
Warrant term		10 years
Percentage of equity issued as warrant		10.00%
Exercise price of warrants (in dollars per share) | $ / shares		$ 11.20
Amazon [Member] | Series B Convertible Preference Shares [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)		1,429,303
Amazon [Member] | Series C Convertible Preference Shares [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)		14,437.4049
Amazon [Member] | Series B and C Convertible Stock [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)		1,443,740
Amazon [Member] | Common Shares [Member]
Warrant [Abstract]
Number of shares converted		1,674,017